SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible notes payable – fixed conversion price			$ 244,000
Convertible notes payable – variable conversion price			628,720
Less: loan discounts
Total convertible notes, net			$ 872,720	$ 824,614